AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 05, 2020

File No. 333-228758

File No. 811-23396

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 4	☒
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 6	☒

RIMROCK FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

100 Innovation Drive, Suite 200

Irvine, California 92617

(Address of Principal Executive Offices, Zip Code)

(949) 381-7800

(Registrant’s Telephone Number, including Area Code)

Robert S. De Leon, Esquire

Rimrock Capital Management, LLC

100 Innovation Drive, Suite 200

Irvine, California 92617

(Name and Address of Agent for Service)

Copy to:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

☒ Immediately upon filing pursuant to paragraph (b)
☐ On [date] pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On [date] pursuant to paragraph (a) of Rule 485

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 4 to the Registration Statement of Rimrock Funds Trust is being filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 3 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to Registration Statement 333-228758 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irvine, State of California on the 5th day of October 2020.

RIMROCK FUNDS TRUST

/s/ Scott Dubchansky
Scott Dubchansky
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of October, 2020.

Signature	Title

/s/ Scott Dubchansky	Trustee
Scott Dubchansky

*	Trustee
Russell S. Gould

*	Trustee
Jeff Colin

* By:	/s/ Scott Dubchansky
Scott Dubchansky
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase